RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Partnership Management Fee	$ 30,565	$ 88,625
Asset Management and Reporting Fee	16,195	51,766
Partnership Management Fee net of Asset Management and Reporting Fee	14,370	36,859
Series One [Member]
Gross Partnership Management Fee	0	8,947
Asset Management and Reporting Fee	0	1,260
Partnership Management Fee net of Asset Management and Reporting Fee	0	7,687
Series Two [Member]
Gross Partnership Management Fee	0	16,254
Asset Management and Reporting Fee	0	520
Partnership Management Fee net of Asset Management and Reporting Fee	0	15,734
Series Three [Member]
Gross Partnership Management Fee	30,565	36,936
Asset Management and Reporting Fee	16,195	3,925
Partnership Management Fee net of Asset Management and Reporting Fee	14,370	33,011
Series Four [Member]
Gross Partnership Management Fee	0	14,977
Asset Management and Reporting Fee	0	45,772
Partnership Management Fee net of Asset Management and Reporting Fee	0	(30,795)
Series Five [Member]
Gross Partnership Management Fee	0	11,511
Asset Management and Reporting Fee	0	289
Partnership Management Fee net of Asset Management and Reporting Fee	0	11,222
Series Six [Member]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	$ 0	$ 0